Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Cash Flows [Abstract]
Net cash (used in) provided by operating activities	$ (6,741)	$ 27,179
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment		(4)
Loans made to a third party		(58)
Net cash used in investing activities		(62)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares in connection with a private placement		60,000
Proceeds from bank loans	7,071	2,598
Repayments of bank loans	(4,242)	(4,041)
Payment of loan origination fees	(58)	(11)
Borrowings from a related party	205	1,000
Contribution from shareholders		463
Withdrawal of contribution from shareholder	(4)
Net cash provided by financing activities	2,972	60,009
Effect of exchange rate changes	(4,376)	(5,167)
Net (decrease) increase in cash and cash equivalents	(8,145)	81,959
Cash and cash equivalents, at beginning of period	194,525	70,482
Cash and cash equivalents, at end of period	186,380	152,441
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interests paid	199	77
Lease liabilities arising from obtaining right-of-use assets	466	202
Change in fair value of warrant liabilities		$ (79)